Lease Obligations (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Lease Obligations [Abstract]
Lease retail/office space, in square feet | ft²	6,500
Lease term	5 years
Lease expiration date	Feb. 01, 2020
Lease option to extend	option to extend for additional one-year terms, indefinitely.
Rental expenses | $	$ 139,000	$ 129,000